UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-3189

Name of Fund:  Summit Cash Reserves Fund of Institutions Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Chief Executive
         Officer, Summit Cash Reserves Fund of Institutions Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments


Summit Cash Reserves Fund

Schedule of Investments as of August 31, 2005                                                                  (in Thousands)
                                                            Face            Interest              Maturity
Issue                                                      Amount            Rate*                  Date                Value
Bank Notes - 5.8%

Bank of America, NA                                        $    5,000       3.565% (a)           2/22/2006        $     5,000

Total Bank Notes (Cost - $5,000)                                                                                        5,000


Certificates of Deposit - European - 2.3%

Barclays Bank Plc                                               1,000       3.805                6/20/2006                998

Calyon                                                          1,000       3.465               12/30/2005                998

Total Certificates of Deposit - European (Cost - $2,000)                                                                1,996


Certificates of Deposit - Yankee - 17.5%

ABN AMRO Bank NV, NY                                            1,000       3.491 (a)            2/13/2006              1,000

Bank of New York Co., Inc.                                      2,000       3.755               11/17/2005              2,000

Canadian Imperial Bank of Commerce, NY                          5,000       3.631 (a)            5/15/2006              5,000

Fortis Bank                                                       500       3.97                 8/11/2006                499

HBOS Treasury Services Plc, NY                                  1,500       2.95                12/30/2005              1,495
                                                                1,500       3.05                12/30/2005              1,495
Toronto-Dominion Bank, NY                                       2,000       3.03                12/30/2005              1,994
                                                                  500       3.825                6/26/2006                499
                                                                1,000       3.95                 7/24/2006                999

Total Certificates of Deposit - Yankee (Cost - $14,998)                                                                14,981


Commercial Paper - 38.4%

Amsterdam Funding Corp.                                         2,000       3.61                10/05/2005              1,993

Barton Capital LLC                                                835       3.52                 9/09/2005                834

Chariot Funding LLC                                               500       3.32                 9/15/2005                499
                                                                2,949       3.53                 9/21/2005              2,943

Dexia Delaware LLC                                                300       3.50                 9/13/2005                300

Grampian Funding Ltd.                                             696       3.47                10/07/2005                694

Greyhawk Funding LLC                                            1,000       3.58                 9/27/2005                997
                                                                1,000       3.56                11/16/2005                992

Lehman Brothers Holdings Inc.                                   4,000       3.613 (a)           12/05/2005              4,000

Morgan Stanley                                                    500       3.643 (a)            2/21/2006                500
                                                                1,000       3.643 (a)            3/03/2006              1,000

Newport Funding Corp.                                           1,825       3.47                 9/06/2005              1,824
                                                                  433       3.52                 9/16/2005                432
                                                                1,564       3.63                 9/29/2005              1,560

Old Line Funding, LLC                                           2,000       3.50                 9/12/2005              1,998

Park Avenue Receivables Corp.                                     595       3.53                 9/20/2005                594

Preferred Receivables Funding Corp.                             2,590       3.56                 9/26/2005              2,584

Ranger Funding Co. LLC                                            250       3.57                 9/23/2005                249

Skandinaviska Enskilda Banken AB                                5,000       3.579 (a)            1/20/2006              5,000

Thunder Bay Funding LLC                                           394       3.47                 9/01/2005                394

UBS Finance (Delaware) Inc.                                     3,500       3.56                 9/01/2005              3,500

Total Commercial Paper (Cost - $32,888)                                                                                32,887


Funding Agreements - 2.3%

General Electric Capital Assurance Co. (b)                      2,000       3.58 (a)            10/03/2005              2,000

Total Funding Agreements (Cost - $2,000)                                                                                2,000


Medium-Term Notes - 12.4%

General Electric Capital Corp.                                  2,000       3.683 (a)            9/15/2006              2,000

HSBC Finance Inc.                                                 875       3.63 (a)             9/22/2006                875

MetLife Funding, Inc.                                             425       3.549 (a)            9/06/2006                425

Permanent Financing Plc                                         2,000       3.54 (a)             9/10/2005              2,000
                                                                  500       3.53 (a)             3/10/2006                500
                                                                1,000       3.519 (a)            6/10/2006              1,000

Stanfield Victoria Funding LLC                                    400       3.57 (a)             5/15/2006                400

Toyota Motor Credit Corp.                                       3,000       3.489 (a)            4/07/2006              3,000

Wells Fargo & Co. (Cayman Island)                                 400       3.49 (a)             9/12/2005                400

Total Medium-Term Notes (Cost - $10,600)                                                                               10,600


U.S. Government, Agency & Instrumentality Obligations - Non-Discount - 21.0%

Fannie Mae                                                      3,500       3.22% (a)            9/06/2005              3,500
                                                                  385       2.32                 9/30/2005                385
                                                                  450       2.07                10/21/2005                449
                                                                  450       2.10                10/21/2005                449
                                                                  400       2.375                5/04/2006                396

Federal Farm Credit Banks                                         700       3.529 (a)            2/21/2006                700
                                                                  500       3.559 (a)            2/20/2008                500

Federal Home Loan Bank System                                   1,250       2.125                5/15/2006              1,234
                                                                5,000       3.499 (a)            8/21/2006              4,997
                                                                  500       2.75                11/15/2006                493
                                                                  500       3.25                11/29/2006                496
                                                                1,000       3.45                 1/10/2007                993
                                                                  500       4.00                 6/13/2007                498

Freddie Mac                                                       500       2.41                11/04/2005                499
                                                                  750       2.30                11/17/2005                747
                                                                1,000       2.35                12/09/2005                996
                                                                  500       3.00                11/09/2006                493

U.S. Treasury Notes                                               200       1.50                 3/31/2006                197

Total U.S. Government, Agency & Instrumentality Obligations - Non-Discount (Cost - $18,066)                            18,022

Total Investments (Cost - $85,552**) - 99.7%                                                                           85,486
Other Assets Less Liabilities - 0.3%                                                                                      255
                                                                                                                  -----------
Net Assets - 100.0%                                                                                               $    85,741
                                                                                                                  ===========


  * Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations
    are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The interest rates on variable rate securities are adjusted periodically based on appropriate indexes. These interest rates shown are the rates in effect at August 31, 2005.

 ** The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $       85,552
                                                     ==============
    Gross unrealized appreciation                                 -
    Gross unrealized depreciation                    $         (66)
                                                     --------------
    Net unrealized depreciation                      $         (66)
                                                     ==============


(a) Variable rate notes.

(b) Restricted securities as to resale, representing 2.3% of net assets, were as follows:

    Issue                                Acquisition Date    Cost        Value

    General Electric Capital Assurance Co.   9/28/2004     $  2,000   $  2,000


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Summit Cash Reserves Fund of Institutions Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Summit Cash Reserves Fund of Institutions Series Trust


Date: October 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Summit Cash Reserves Fund of Institutions Series Trust


Date: October 19, 2005


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Summit Cash Reserves Fund of Institutions Series Trust


Date: October 19, 2005